Himax Technologies, Inc. (the Parent Company only) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit for the year	$ 6,026	$ 25,538
Other comprehensive income:
Items that will not be reclassified to profit or loss:	431	(81)
Remeasurements of defined benefit pension plans	1,302	(96)
Unrealized loss on financial assets at fair value through other comprehensive income	(702)	0
Income tax related to items that will not be reclassified subsequently	(169)	15
Items that may be reclassified subsequently to profit or loss:	(336)	1,184
Unrealized gains on financial assets at fair value through profit or loss	0	322
Foreign operations - foreign currency translation differences	(336)	862
Income tax related to items that may be reclassified subsequently	0	0
Other comprehensive income for the year, net of tax	95	1,103
Total comprehensive income for the year	6,121	26,641
Parent Company [member]
Profit for the year	8,569	27,680
Other comprehensive income:
Items that will not be reclassified to profit or loss:	424	(67)
Remeasurements of defined benefit pension plans	1,269	(82)
Unrealized loss on financial assets at fair value through other comprehensive income	(676)	0
Income tax related to items that will not be reclassified subsequently	(169)	15
Items that may be reclassified subsequently to profit or loss:	(334)	1,175
Unrealized gains on financial assets at fair value through profit or loss	0	313
Foreign operations - foreign currency translation differences	(334)	862
Income tax related to items that may be reclassified subsequently	0	0
Other comprehensive income for the year, net of tax	90	1,108
Total comprehensive income for the year	$ 8,659	$ 28,788